Segment Information (Tables)	12 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Financial Information of Segments
Financial information of the segments for fiscal 2019, 2020 and 2021 is as follows:

	Millions of yen
	Fiscal Year ended March 31, 2019
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Revenues	¥378,767	¥531,622	¥467,042	¥139,654	¥350,954	¥78,904	¥71,062
Finance revenues	46,564	6,265	116	1,362	221	76,473	3,095
Interest expense	6,832	2,633	1,235	5,651	1	4,078	13,848
Depreciation and amortization	150,925	16,714	7,556	13,587	24,339	1,436	15,720
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	1,048	109	109	12	29	11,512	256
Write-downs of long-lived assets	712	1,553	43	0	0	0	67
Increase in policy liabilities and policy account balances	0	0	0	0	10,109	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	893	16,845	13,592	2,115	0	3	11,236
Segment profits	78,310	93,748	23,061	12,144	51,544	36,434	36,422
Segment assets	1,841,791	759,466	279,915	395,606	1,254,471	2,316,738	646,284
Long-lived assets	537,314	420,661	25,813	253,623	29,406	0	303,606
Expenditures for long-lived assets	198,350	71,804	1,842	40,172	2	0	222,373
Investment in affiliates	16,536	107,072	59,913	102,053	0	404	285,896

	Millions of yen
	Fiscal Year ended March 31, 2019
	ORIX USA	ORIX Europe	Asia and Australia	Total
Revenues	¥122,064	¥169,889	¥128,101	¥2,438,059
Finance revenues	65,366	688	42,871	243,021
Interest expense	22,921	2,046	24,007	83,252
Depreciation and amortization	2,975	5,867	48,562	287,681
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	4,538	(93)	4,863	22,383
Write-downs of long-lived assets	0	0	43	2,418
Increase in policy liabilities and policy account balances	0	0	0	10,109
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	22,953	40	(1,388)	66,289
Segment profits	50,056	35,629	7,521	424,869
Segment assets	1,152,891	343,080	996,674	9,986,916
Long-lived assets	21,981	0	198,561	1,790,965
Expenditures for long-lived assets	92	0	87,274	621,909
Investment in affiliates	69,750	1,636	199,400	842,660

	Millions of yen
	Fiscal Year ended March 31, 2020
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Revenues	¥428,036	¥468,086	¥296,365	¥148,423	¥371,387	¥84,355	¥64,650
Finance revenues	61,402	6,723	124	1,959	220	80,868	2,478
Interest expense	6,203	1,849	1,187	7,732	1	4,488	18,402
Depreciation and amortization	155,704	14,881	8,015	17,188	26,560	1,288	15,705
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	1,171	242	40	(2)	0	11,971	0
Write-downs of long-lived assets	11	303	23	2,083	0	0	0
Increase in policy liabilities and policy account balances	0	0	0	0	70,120	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	645	28,743	35,286	176	0	3	28,244
Bargain Purchase Gain	955	0	0	0	0	0	0
Segment profits	62,978	80,182	44,110	11,625	44,833	39,096	45,287
Segment assets	1,789,693	821,194	322,522	478,796	1,580,158	2,603,736	585,304
Long-lived assets	570,014	504,544	53,347	354,510	28,911	0	258,691
Expenditures for long-lived assets	192,614	71,034	1,793	29,036	0	0	166,510
Investment in affiliates	18,347	91,835	68,603	82,253	0	400	284,453

	Millions of yen
	Fiscal Year ended March 31, 2020
	ORIX USA	ORIX Europe	Asia and Australia	Total
Revenues	¥135,709	¥148,524	¥137,797	¥2,283,332
Finance revenues	79,973	559	43,694	278,000
Interest expense	25,143	1,136	23,329	89,470
Depreciation and amortization	2,518	4,721	48,463	295,043
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	7,508	(17)	3,512	24,425
Write-downs of long-lived assets	510	0	113	3,043
Increase in policy liabilities and policy account balances	0	0	0	70,120
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	28,380	13,157	7,246	141,880
Bargain Purchase Gain	0	0	0	955
Segment profits	56,690	43,778	14,673	443,252
Segment assets	1,374,027	317,847	1,010,268	10,883,545
Long-lived assets	17,859	0	192,910	1,980,786
Expenditures for long-lived assets	172	0	85,621	546,780
Investment in affiliates	52,361	1,495	221,853	821,600

	Millions of yen
	Fiscal Year ended March 31, 2021
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Revenues	¥429,799	¥359,798	¥331,222	¥143,187	¥491,894	¥83,724	¥31,617
Finance revenues	57,780	6,206	152	2,531	242	78,071	1,172
Interest expense	5,594	2,441	1,736	10,423	6	4,931	14,292
Depreciation and amortization	162,620	15,249	9,406	20,221	28,366	1,279	13,566
Other significant non-cash items:
Provision for credit losses	1,074	818	3,621	469	7	508	(159)
Write-downs of long-lived assets	206	1,167	0	98	0	0	0
Increase in policy liabilities and policy account balances	0	0	0	0	230,947	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	1,485	6,132	(8,449)	12,423	0	3	8,718
Bargain Purchase Gain	0	0	601	4,365	0	0	0
Segment profits	59,149	24,684	3,431	28,563	55,119	48,030	3,755
Segment assets	1,658,571	872,095	378,698	506,666	1,959,521	2,690,627	601,762
Long-lived assets	542,284	544,232	74,130	285,155	28,538	0	262,019
Expenditures for long-lived assets	155,713	100,494	12,123	17,681	3	0	32,920
Investment in affiliates	18,049	99,105	55,421	180,492	0	200	293,469

	Millions of yen
	Fiscal Year ended March 31, 2021
	ORIX USA	ORIX Europe	Asia and Australia	Total
Revenues	¥138,017	¥160,798	¥128,309	¥2,298,365
Finance revenues	87,172	171	39,931	273,428
Interest expense	16,280	1,125	18,043	74,871
Depreciation and amortization	2,474	962	50,837	304,980
Other significant non-cash items:
Provision for credit losses	6,221	34	3,424	16,017
Write-downs of long-lived assets	1,458	0	90	3,019
Increase in policy liabilities and policy account balances	0	0	0	230,947
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	8,423	245	(5,200)	23,780
Bargain Purchase Gain	0	0	0	4,966
Segment profits	43,614	37,886	14,660	318,891
Segment assets	1,220,081	369,546	1,084,222	11,341,789
Long-lived assets	13,656	0	231,307	1,981,321
Expenditures for long-lived assets	592	0	87,327	406,853
Investment in affiliates	43,816	1,770	195,413	887,735

Reconciliation of Segment Totals to Consolidated Financial Statement Amounts
The reconciliation of segment totals to consolidated financial statement amounts is as follows:
Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	2019	2020	2021
Segment revenues:
Total revenues for segments	¥2,438,059	¥2,283,332	¥2,298,365
Revenues related to corporate assets	16,538	16,273	12,010
Revenues from inter-segment transactions	(19,733)	(19,276)	(17,667)

Total consolidated revenues	¥2,434,864	¥2,280,329	¥2,292,708

Segment profits:
Total segment profits	¥424,869	¥443,252	¥318,891
Corporate losses	(33,307)	(35,733)	(35,939)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	4,168	5,042	4,609

Total consolidated income before income taxes	¥395,730	¥412,561	¥287,561

Segment assets:
Total segment assets	¥9,986,916	¥10,883,545	¥11,341,789
Cash and cash equivalents, restricted cash	1,283,580	1,135,284	1,079,575
Allowance for doubtful receivables on finance leases and probable loan losses	(58,011)	(56,836)	0
Allowance for credit losses	0	0	(78,945)
Trade notes, accounts and other receivable	280,590	312,744	354,334
Other corporate assets	681,842	792,791	866,329

Total consolidated assets	¥12,174,917	¥13,067,528	¥13,563,082

Geographical Revenues and Income before Income Taxes
The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Fiscal Year ended March 31, 2019
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥1,948,868	¥205,233	¥280,763	¥2,434,864
Income before Income Taxes	272,726	71,574	51,430	395,730

	Millions of yen
	Fiscal Year ended March 31, 2020
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥1,792,790	¥201,578	¥285,961	¥2,280,329
Income before Income Taxes	258,385	74,697	79,479	412,561

	Millions of yen
	Fiscal Year ended March 31, 2021
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥1,817,124	¥208,072	¥267,512	¥2,292,708
Income before Income Taxes	173,258	60,912	53,391	287,561

*1	Mainly the United States
*2	Mainly Asia, Europe, Australasia and Middle East

Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location
The following information represents disaggregation of revenues for revenues from contracts with customers, by goods or services category and geographical location.

	Millions of yen
	Fiscal Year ended March 31, 2019
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥9,771	¥8,063	¥429,447	¥6,597	¥0	¥0	¥2,803
Real estate sales	0	133,426	0	0	0	0	0
Asset management and servicing	382	5,523	72	0	0	163	16
Automobile related services	61,469	0	0	204	0	0	0
Facilities operation	0	99,334	0	0	0	0	0
Environment and energy services	2,815	188	0	129,166	0	0	0
Real estate management and brokerage	0	105,397	0	0	0	0	0
Real estate contract work	0	83,182	0	0	0	0	0
Other	45,108	4,531	36,556	2,504	1,526	1,922	12,390

Total revenues from contracts with customers	119,545	439,644	466,075	138,471	1,526	2,085	15,209

Geographical location
Japan	119,212	439,644	466,075	137,479	1,526	2,085	6,748
The Americas	0	0	0	0	0	0	0
Other	333	0	0	992	0	0	8,461

Total revenues from contracts with customers	119,545	439,644	466,075	138,471	1,526	2,085	15,209

Other revenues *	259,222	91,978	967	1,183	349,428	76,819	55,853

Segment revenues/Total revenues	¥378,767	¥531,622	¥467,042	¥139,654	¥350,954	¥78,904	¥71,062

	Millions of yen
	Fiscal Year ended March 31, 2019
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥3,873	¥0	¥122	¥460,676	¥1,353	¥462,029
Real estate sales	710	0	0	134,136	0	134,136
Asset management and servicing	18,595	167,176	0	191,927	(107)	191,820
Automobile related services	0	0	16,994	78,667	56	78,723
Facilities operation	2,500	0	566	102,400	1,605	104,005
Environment and energy services	1,004	0	0	133,173	(930)	132,243
Real estate management and brokerage	0	0	0	105,397	(2,335)	103,062
Real estate contract work	0	0	0	83,182	(965)	82,217
Other	6,202	389	1,563	112,691	(5,350)	107,341

Total revenues from contracts with customers	32,884	167,565	19,245	1,402,249	(6,673)	1,395,576

Geographical location
Japan	0	0	1	1,172,770	(2,978)	1,169,792
The Americas	32,884	81,730	0	114,614	0	114,614
Other	0	85,835	19,244	114,865	(3,695)	111,170

Total revenues from contracts with customers	32,884	167,565	19,245	1,402,249	(6,673)	1,395,576

Other revenues *	89,180	2,324	108,856	1,035,810	3,478	1,039,288

Segment revenues/Total revenues	¥122,064	¥169,889	¥128,101	¥2,438,059	¥(3,195)	¥2,434,864

	Millions of yen
	Fiscal Year ended March 31, 2020
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥11,536	¥4,261	¥261,475	¥4,796	¥0	¥0	¥2,680
Real estate sales	0	117,969	0	0	0	0	0
Asset management and servicing	347	7,453	36	0	0	167	21
Automobile related services	60,782	0	0	232	0	0	0
Facilities operation	0	67,396	0	0	0	0	0
Environment and energy services	2,911	0	0	138,380	0	0	0
Real estate management and brokerage	0	106,375	0	0	0	0	0
Real estate contract work	0	89,522	0	0	0	0	0
Other	46,970	3,940	32,429	2,489	1,023	3,124	10,195

Total revenues from contracts with customers	122,546	396,916	293,940	145,897	1,023	3,291	12,896

Geographical location
Japan	121,845	396,916	293,940	142,189	1,023	3,291	5,678
The Americas	0	0	0	0	0	0	0
Other	701	0	0	3,708	0	0	7,218

Total revenues from contracts with customers	122,546	396,916	293,940	145,897	1,023	3,291	12,896

Other revenues*	305,490	71,170	2,425	2,526	370,364	81,064	51,754

Segment revenues/Total revenues	¥428,036	¥468,086	¥296,365	¥148,423	¥371,387	¥84,355	¥64,650

	Millions of yen
	Fiscal Year ended March 31, 2020
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥965	¥0	¥487	¥286,200	¥1,358	¥287,558
Real estate sales	984	0	0	118,953	0	118,953
Asset management and servicing	24,248	149,675	4	181,951	(100)	181,851
Automobile related services	0	0	16,950	77,964	23	77,987
Facilities operation	0	0	363	67,759	1,538	69,297
Environment and energy services	963	0	0	142,254	(722)	141,532
Real estate management and brokerage	0	0	0	106,375	(2,265)	104,110
Real estate contract work	0	0	0	89,522	(556)	88,966
Other	5,769	369	981	107,289	(3,230)	104,059

Total revenues from contracts with customers	32,929	150,044	18,785	1,178,267	(3,954)	1,174,313

Geographical location
Japan	0	0	28	964,910	(269)	964,641
The Americas	32,929	67,050	0	99,979	0	99,979
Other	0	82,994	18,757	113,378	(3,685)	109,693

Total revenues from contracts with customers	32,929	150,044	18,785	1,178,267	(3,954)	1,174,313

Other revenues*	102,780	(1,520)	119,012	1,105,065	951	1,106,016

Segment revenues/Total revenues	¥135,709	¥148,524	¥137,797	¥2,283,332	¥(3,003)	¥2,280,329

	Millions of yen
	Fiscal Year ended March 31, 2021
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥10,348	¥2,836	¥301,732	¥3,816	¥0	¥0	¥0
Real estate sales	0	88,512	0	0	0	0	0
Asset management and servicing	354	6,216	33	45	0	207	23
Automobile related services	59,903	0	0	225	0	0	0
Facilities operation	0	23,301	0	0	0	0	0
Environment and energy services	3,060	0	0	134,424	0	0	0
Real estate management and brokerage	0	103,457	0	0	0	0	0
Real estate contract work	0	80,455	0	0	0	0	0
Other	49,548	1,505	21,997	1,667	1,667	4,771	3,317

Total revenues from contracts with customers	123,213	306,282	323,762	140,177	1,667	4,978	3,340

Geographical location
Japan	122,232	306,282	323,762	129,024	1,667	4,978	1,194
The Americas	0	0	0	0	0	0	0
Other	981	0	0	11,153	0	0	2,146

Total revenues from contracts with customers	123,213	306,282	323,762	140,177	1,667	4,978	3,340

Other revenues*	306,586	53,516	7,460	3,010	490,227	78,746	28,277

Segment revenues/Total revenues	¥429,799	¥359,798	¥331,222	¥143,187	¥491,894	¥83,724	¥31,617

	Millions of yen
	Fiscal Year ended March 31, 2021
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥2,407	¥0	¥65	¥321,204	¥679	¥321,883
Real estate sales	558	0	0	89,070	0	89,070
Asset management and servicing	16,099	150,302	0	173,279	(88)	173,191
Automobile related services	0	0	11,874	72,002	(2)	72,000
Facilities operation	0	0	0	23,301	510	23,811
Environment and energy services	960	0	0	138,444	(1,433)	137,011
Real estate management and brokerage	0	0	0	103,457	(1,515)	101,942
Real estate contract work	0	0	0	80,455	(276)	80,179
Other	3,254	86	613	88,425	43	88,468

Total revenues from contracts with customers	23,278	150,388	12,552	1,089,637	(2,082)	1,087,555

Geographical location
Japan	0	0	1	889,140	(903)	888,237
The Americas	23,278	62,249	0	85,527	0	85,527
Other	0	88,139	12,551	114,970	(1,179)	113,791

Total revenues from contracts with customers	23,278	150,388	12,552	1,089,637	(2,082)	1,087,555

Other revenues*	114,739	10,410	115,757	1,208,728	(3,575)	1,205,153

Segment revenues/Total revenues	¥138,017	¥160,798	¥128,309	¥2,298,365	¥(5,657)	¥2,292,708

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.